Note 12 - Share-based Compensation (Tables)	9 Months Ended
Sep. 30, 2019
Notes Tables
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three months ended		Nine months ended
	September 30,		September 30,
	2018	2019	2018	2019
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
	$	$	$	$
Research and development	640	125	6,491	502
General and administrative	208	337	(450)	1,248

Total	848	462	6,041	1,750